Commitments and contingencies (Details) $ in Thousands		12 Months Ended
	Nov. 13, 2018	Dec. 31, 2018 USD ($) claim	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Capital commitments		$ 2,911,000		$ 3,049,000
Number of claims remaining | claim		1
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period		15 years
Royalty obligation, percentage		2.00%
Maximum royalty expense		$ 4,613,000	$ 5,351
Royalty expense		$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage		2.00%
Maximum royalty expense		$ 1,896,000	$ 2,200
Royalty expense		$ 0
Weichai Ballard JV
Disclosure of other provisions [line items]
Cash contribution term	4 years	4 years